Consolidated Income Statement for Three and Six Months Ended June 30, 2010 and 2011 (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Product revenue	$ 72,016,937	$ 50,960,324	$ 134,834,026	$ 98,118,288
Service revenue	64,241,110	57,721,868	125,229,113	114,119,486
Total revenue	136,258,047	108,682,192	260,063,139	212,237,774
Operations, development	60,412,519	49,991,433	117,029,405	99,026,400
Selling, G & A	29,369,046	24,212,045	55,472,294	47,357,111
Operating expense	89,781,565	74,203,478	172,501,699	146,383,511
Operating income	46,476,482	34,478,714	87,561,440	65,854,263
Other income	3,831,473	4,262,762	7,720,861	8,519,407
Other expense	1,691,570	1,706,578	3,478,552	3,563,106
Pretax income	48,616,385	37,034,898	91,803,749	70,810,564
State income tax	3,631,000	2,657,000	6,578,000	4,976,000
Federal income tax	13,786,000	11,160,000	26,122,000	21,090,000
Income tax	17,417,000	13,817,000	32,700,000	26,066,000
Net income	$ 31,199,385	$ 23,217,898	$ 59,103,749	$ 44,744,564